Revenue and Cost of Sales - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Line Items]
Total revenue	$ 107,875	$ 90,049	$ 70,193
Tissue-based revenue [Member]
Schedule of Revenue [Line Items]
Total revenue	81,491	72,329	55,718
Liquid-based revenue [Member]
Schedule of Revenue [Line Items]
Total revenue	26,058	17,581	14,247
Royalties and other revenues [Member]
Schedule of Revenue [Line Items]
Total revenue	$ 326	$ 139	$ 228